UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6014

DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	08/31/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Connecticut Municipal Money Market Fund, Inc.
August 31, 2007 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--98.0%	Rate (%)		Date	Amount ($)	Value ($)

Connecticut--83.8%
ABN AMRO Munitops Certificates
Trust (Connecticut Health and
Educational Facilities
Authority, Trinity College
Issue) (Insured; MBIA and
Liquidity Facility; ABN-AMRO)		4.01	9/7/07	5,000,000 a,b	5,000,000
Beacon Falls,
GO Notes, BAN		4.00	7/25/08	3,000,000	3,006,713
Bridgeport,
GO Notes, Refunding (Insured;
AMBAC)		6.50	9/1/07	1,000,000	1,000,000
Connecticut,
Clean Water Fund Revenue		5.80	10/1/07	700,000	701,289
Connecticut,
GO Notes		5.00	12/1/07	1,000,000	1,003,186
Connecticut,
GO Notes		5.50	12/1/07	1,485,000	1,491,253
Connecticut,
GO Notes		5.00	12/15/07	200,000	200,782
Connecticut,
GO Notes		5.00	3/1/08	250,000	251,549
Connecticut,
GO Notes		5.25	3/15/08	100,000 c	101,794
Connecticut,
GO Notes		4.00	6/1/08	1,985,000	1,988,918
Connecticut,
GO Notes		5.00	6/15/08	130,000	131,168
Connecticut,
GO Notes (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)		4.05	9/7/07	3,250,000 a	3,250,000
Connecticut,
GO Notes (Liquidity Facility;
Merrill Lynch Capital Services)		4.06	9/7/07	7,850,000 a,b	7,850,000
Connecticut,
GO Notes (Putters Program)
(Insured; FGIC and Liquidity
Facility; PB Capital Finance
Inc.)		3.99	9/7/07	9,000,000 a,b	9,000,000
Connecticut,
GO Notes (Putters Program)
(Liquidity Facility; JPMorgan
Chase Bank)		3.99	9/7/07	5,000,000 a,b	5,000,000
Connecticut,
Second Lien Special Tax
Obligation (Transportation
Infrastructure Purposes)

(Insured; FGIC and Liquidity
Facility; Dexia Credit Locale)	4.05	9/7/07	2,640,000 a	2,640,000
Connecticut,
Second Lien Special Tax
Obligation (Transportation
Infrastructure Purposes)
(Insured; FSA and Liquidity
Facility; Bank of America)	3.93	9/7/07	4,000,000 a	4,000,000
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes)	5.25	9/1/07	190,000	190,023
Connecticut,
Special Tax Obligation,
Refunding (Transportation
Infrastruture Purposes)
(Insured; AMBAC and Liquidity
Facility; Westdeutsche
Landesbank)	4.05	9/7/07	3,970,000 a	3,970,000
Connecticut Development Authority,
Airport Hotel Revenue,
Refunding (Bradley Airport
Hotel Project) (LOC; TD
Banknorth, N.A.)	3.98	9/7/07	3,345,000 a	3,345,000
Connecticut Development Authority,
IDR (Imperial Electric
Assembly Project) (LOC;
Wachovia Bank)	4.09	9/7/07	1,270,000 a	1,270,000
Connecticut Development Authority,
IDR (Lapham-Hickey Steel
Corporation Project) (LOC;
Bank of Montreal)	4.10	9/7/07	4,995,000 a	4,995,000
Connecticut Development Authority,
Solid Waste Disposal Facility
Revenue (Rand-Whitney
Containerboard Limited
Partnership Project) (LOC;
Bank of Montreal)	3.97	9/7/07	5,445,000 a	5,445,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Eastern Connecticut Health
Network Issue) (LOC; Comerica
Bank)	3.95	9/7/07	300,000 a	300,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Greater Hartford YMCA Issue)
(Insured; AMBAC and Liquidity
Facility; Bank of America)	3.97	9/7/07	2,450,000 a	2,450,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Hotchkiss School Issue)
(Liquidity Facility; Northern
Trust Company)	4.05	9/7/07	2,050,000 a	2,050,000
Connecticut Health and Educational

Facilities Authority, Revenue
(Middlesex Hospital Issue)
(LOC; Wachovia Bank)	3.97	9/7/07	350,000 a	350,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac University Issue)
(LOC; JPMorgan Chase Bank)	3.93	9/1/07	100,000 a	100,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Sacred Heart University
Issue) (LOC; Bank of America)	3.95	9/7/07	6,390,000 a	6,390,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Saint Francis Hospital and
Medical Center Issue)
(Insured; FGIC and Liquidity
Facility; Morgan Stanley Bank)	4.03	9/7/07	1,150,000 a,b	1,150,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Taft School Issue) (LOC;
Wachovia Bank)	3.98	9/7/07	5,655,000 a	5,655,000
Connecticut Health and Educational
Facilities Authority, Revenue
(The Marvelwood School Issue)
(LOC; Wachovia Bank)	3.99	9/7/07	100,000 a	100,000
Connecticut Health and Educational
Facilities Authority, Revenue
(United Methodist Home of
Sharon Inc. Issue) (LOC;
Wachovia Bank)	3.99	9/7/07	400,000 a	400,000
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Bridgeport
Issue) (LOC; Bank of Nova
Scotia)	3.97	9/7/07	5,000,000 a	5,000,000
Connecticut Health and Educational
Facilities Authority, Revenue
(University of New Haven
Issue) (LOC; Wachovia Bank)	3.94	9/7/07	5,900,000 a	5,900,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	3.92	9/1/07	750,000 a	750,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	3.92	9/1/07	600,000 a	600,000
Connecticut Housing Finance
Authority, Revenue (Liquidity
Facility; Citibank NA)	4.05	9/7/07	5,810,000 a,b	5,810,000
Connecticut Housing Finance
Authority, Revenue (Liquidity
Facility; FHLMC)	4.15	9/7/07	8,078,000 a	8,078,000
East Haven,
GO Notes, BAN	4.00	8/21/08	2,425,000	2,433,395
Hartford Redevelopment Agency,

MFHR, Refunding (Underwood
Towers Project) (Insured; FSA
and Liquidity Facility;
Societe Generale)	4.00	9/7/07	500,000 a	500,000
Milford,
GO Notes, BAN	4.00	11/2/07	1,000,000	1,000,770
New Britain,
GO Notes (Insured; AMBAC and
Liquidity Facility; Bank of
Nova Scotia)	3.96	9/7/07	2,855,000 a	2,855,000
New Britain,
GO Notes, BAN	4.25	4/4/08	4,000,000	4,016,167
Northeast Tax Exempt Bond Grantor
Trust, Revenue (LOC; Bank of
America)	4.13	9/7/07	3,413,000 a,b	3,413,000
Old Lyme,
GO Notes, BAN	3.75	2/1/08	1,000,000	1,000,604
Plainfield,
GO Notes, BAN	4.00	7/8/08	2,010,000	2,015,133
Redding,
GO Notes, BAN	3.88	4/29/08	2,160,000	2,162,136
Regional School District Number
Five, GO Notes, BAN	4.25	11/28/07	1,000,000	1,001,700
Regional School District Number
Sixteen, GO Notes, Refunding
(Insured; AMBAC)	4.50	3/15/08	550,000	552,286
Regional School District Number
Nineteen, GO Notes, Refunding
(Insured; FSA)	4.00	6/15/08	150,000	150,316
Seymour,
GO Notes, BAN	4.25	8/14/08	1,000,000	1,005,225
Shelton Housing Authority,
Revenue (Crosby Commons
Project) (LOC; Wachovia Bank)	4.04	9/7/07	1,520,000 a	1,520,000
Somers,
GO Notes (Insured; XLCA)	4.50	8/1/08	360,000	362,402
Stamford,
GO Notes, BAN	4.50	6/4/08	2,000,000	2,012,172
Trumbull,
GO Notes, BAN	4.00	9/10/08	1,000,000 d	1,003,360

U.S. Related--14.2%
BB&T Municipal Trust
(Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue) (Insured; AMBAC
and Liquidity Facility; Branch
Banking and Trust Co.)	4.01	9/7/07	5,600,000 a,b	5,600,000
Puerto Rico Aqueduct and Sewer
Authority, Revenue (Liquidity
Facility; Citibank NA and LOC;
Citibank NA)	4.03	9/7/07	7,000,000 a,b	7,000,000
Puerto Rico Government Development
Bank, Senior Notes (Liquidity

Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	4.09	9/7/07	10,740,000 a,b	10,740,000

Total Investments (cost $161,258,341)			98.0%	161,258,341
Cash and Receivables (Net)			2.0%	3,330,451
Net Assets			100.0%	164,588,792

a	Securities payable on demand. Variable interest rate--subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, these securities amounted to $60,563,000 or 36.8% of net assets.
c	This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d	Purchased on a delayed delivery basis.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue

PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 23, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 23, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)